Insurance contracts in the financial services segment - Summary of effect of insurance contracts initially recognized (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	¥ 1,768	¥ 2,116
Claims and other insurance service expenses [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,234,025	2,122,195
Insurance acquisition cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	157,870	145,877
Estimates of present value of future cash outflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,391,895	2,268,072
Estimates of present value of future cash inflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(2,823,696)	(2,671,196)
Estimates of present value of future cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(431,801)	(403,124)
Risk adjustment for non-financial risk [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	44,335	40,912
CSM [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	389,234	364,328
Profitable Contracts Issued [Member] | Claims and other insurance service expenses [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,227,649	2,117,351
Profitable Contracts Issued [Member] | Insurance acquisition cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	155,135	143,674
Profitable Contracts Issued [Member] | Estimates of present value of future cash outflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,382,784	2,261,025
Profitable Contracts Issued [Member] | Estimates of present value of future cash inflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(2,816,078)	(2,666,256)
Profitable Contracts Issued [Member] | Estimates of present value of future cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(433,294)	(405,231)
Profitable Contracts Issued [Member] | Risk adjustment for non-financial risk [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	44,060	40,903
Profitable Contracts Issued [Member] | CSM [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	389,234	364,328
Onerous Contract Issued [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	1,768	2,116
Onerous Contract Issued [Member] | Claims and other insurance service expenses [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	6,376	4,844
Onerous Contract Issued [Member] | Insurance acquisition cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,735	2,203
Onerous Contract Issued [Member] | Estimates of present value of future cash outflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	9,111	7,047
Onerous Contract Issued [Member] | Estimates of present value of future cash inflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(7,618)	(4,940)
Onerous Contract Issued [Member] | Estimates of present value of future cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	1,493	2,107
Onerous Contract Issued [Member] | Risk adjustment for non-financial risk [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	¥ 275	¥ 9